FINANCIAL DEBT - Loans for purchase of equipment (Details) ₲ in Millions, $ in Millions, $ in Millions									12 Months Ended
	Dec. 18, 2020 USD ($) installment	Nov. 07, 2020 USD ($) installment	Jun. 18, 2020 USD ($) installment	Mar. 05, 2020 USD ($) installment	Dec. 20, 2019 USD ($) installment	Oct. 25, 2019 USD ($) installment	May 23, 2019 USD ($) installment	May 07, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PYG (₲)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial Debt.
Outstanding amount												$ 200,200	$ 206,928
Bank and other financing entities loans | Finnvera
Financial Debt.
Principal amount								$ 96.0
Half-yearly installments | installment	12	12	13	13	13	14	13
Maximum percentage of the loan that Will be used to finance the value of certain imported goods and services								85.00%
Percentage of total amount committed by lenders								7.82%
Disbursement for total amount	$ 7.7	$ 8.5	$ 6.8	$ 10.5	$ 15.3	$ 11.1	$ 36.0
Amount received						6.4	30.6
Amount corresponding to total premium amount committed for tranche "B" deducted						$ 4.7
Debt issuance expenses							2.8
Amount corresponding to the payment of first installment deducted from initial disbursement							$ 2.6
Outstanding amount											$ 70.4	$ 5,926
Bank and other financing entities loans | Finnvera | LIBOR
Financial Debt.
Applicable margin	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Loans for purchase of equipment | Cisco Systems
Financial Debt.
Principal amount											$ 83.1
Repayment term									50 months
Annual rate of interest										4.00%	4.00%	4.00%
Amount received									$ 33.6
Outstanding amount											$ 83.5	$ 7,027
Nucleo
Financial Debt.
Outstanding amount										₲ 250,532,000,000		3,005
Nucleo | Bank Loans
Financial Debt.
Principal amount										₲ 225,600,000,000		$ 2,707
Repayment term									4 years
Annual rate of interest										8.20%	8.20%	8.20%